Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Disclosure of Information about Key Management Personnel

	2023 € '000s	2022 € '000s	2021 € '000s
Short term employee benefits	9,208	5,388	5,848
Restricted Stock Units ('RSUs') Awards	3,267	1,487	—
Post-employment pension and medical benefits	—	—	35
	12,475	6,875	5,883